Inventory, Net	9 Months Ended
Sep. 30, 2021
Inventory Disclosure [Abstract]
Inventory, Net

3.      Inventory, Net

Inventory, net consists of the following:

	September 30, 2021	December 31, 2020
Work-in-process	$5,980	$4,277
Finished goods	262	882
Inventory, gross	6,242	5,159
Less: Inventory reserves	693	2,259
Inventory, net	$5,549	$2,900

During the nine months ended September 30, 2021 and 2020, the Company recognized write-downs in the value of inventory of $78 and $485, respectively. Write-downs in the value of inventory were $13 and $163 for the three months ended September 30, 2021 and 2020.